Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2019	$1,253	$28,027	$3,608	4,556	$37,444
Additions	15	1,274	30	847	2,166
Disposals	—	(130)	(15)	—	(145)
Exchange difference	3	32	11	—	46
At December 31, 2019	1,271	29,203	3,634	5,403	39,511
Additions	78	1,594	367	2,073	4,112
Disposals	(14)	(3,401)	(7)	(463)	(3,885)
Exchange difference	5	39	12	—	56
At December 31, 2020	1,340	27,435	4,006	7,013	39,794
Additions	16	1,842	373	437	2,668
Disposals	(20)	(415)	(3)	(756)	(1,194)
Reclassification	94	—	(94)	—	—
Exchange difference	7	(20)	60	—	47
At December 31, 2021	$1,437	$28,842	$4,342	$6,694	$41,315
Depreciation and impairment:
At January 1, 2019	957	22,202	3,458	—	26,617
Depreciation charge for the year	190	2,430	96	1,354	4,070
Impairment	—	56	—	—	56
Disposals	—	(120)	(15)	—	(135)
Exchange difference	4	30	11	—	45
At December 31, 2019	1,151	24,598	3,550	1,354	30,653
Depreciation charge for the year	92	2,003	138	1,444	3,677
Impairment	—	75	—	—	75
Disposals	(14)	(3,389)	(6)	(441)	(3,850)
Exchange difference	4	36	12	—	52
At December 31, 2020	1,233	23,323	3,694	2,357	30,607
Depreciation charge for the year	45	1,869	181	1,259	3,354
Impairment	—	—	—		—
Disposals	(12)	(372)	(3)	(296)	(683)
Reclassification	19	—	(19)	—	—
Exchange difference	1	(15)	41	—	27
At December 31, 2021	$1,286	$24,805	$3,894	3,320	$33,305
Net book value:
At January 1, 2019	$296	$5,825	$150	4,556	$10,827
At December 31, 2019	120	4,605	84	4,049	8,858
At December 31, 2020	107	4,112	312	4,656	9,187
At December 31, 2021	$151	$4,037	$448	3,374	$8,010
Right-of-use assets as of December 31, 2021 relate to real-estate leases ($6,474,000, gross, $6,246,000, gross as of December 31, 2020 and $5,006,000, gross as of December 31, 2019) as well as IT and office equipment leases ($220,000, gross, $767,000, gross as of December 31, 2020 and $397,000, gross as of December 31, 2019).